UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Emerging Markets Debt Local Currency Central Fund Fidelity® Emerging Markets Debt Local Currency Central Fund

This annual shareholder report contains information about Fidelity® Emerging Markets Debt Local Currency Central Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Local Currency Central Fund	$ 2	0.02%
What affected the Fund's performance this period?

•Emerging-markets local debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include U.S. dollar weakness versus most EM currencies, the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, currency exposure and security selection were the primary detractors from the fund's performance versus the benchmark, the J.P. Morgan Government Bond Index - Emerging Markets Global Diversified Index, for the year. This included an out-of-benchmark allocation to multinational bonds.
•Our security choices in Colombia also weighed on relative performance, as did non-benchmark exposure to the United States.
•Security selection and an underweight, on average, in Malaysia was another noteworthy relative detractor.
•In contrast, the biggest country contributor to performance versus the benchmark was an underweight in China, given the underperformance of this market.
•Other relative contributors included an underweight in India, security selection and an underweight in Thailand, and an overweight in Brazil. The fund's cash position was a strong relative contributor in 2025.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 23, 2020 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Emerging Markets Debt Local Currency Central Fund	19.06%	2.09%	3.79%
J.P. Morgan GBI-EM Global Diversified Index	19.26%	1.12%	2.83%
A   From September 23, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$607,388,819
Number of Holdings	293
Total Advisory Fee	$0
Portfolio Turnover	55%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.5
AAA - 1.6
AA - 4.0
A - 2.9
BBB - 16.7
BB - 9.2
Not Rated - 50.9
Short-Term Investments and Net Other Assets (Liabilities) - 14.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 83.2
Corporate Bonds - 2.1
U.S. Treasury Obligations - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 14.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 14.7
Mexico - 9.7
Indonesia - 9.1
Brazil - 7.6
India - 7.4
South Africa - 7.2
Malaysia - 4.8
China - 4.7
Poland - 4.7
Others - 30.1

TOP HOLDINGS (% of Fund's net assets)
United Mexican States	9.7
Indonesia Government	9.1
Republic of India	7.4
South African Republic	7.2
Malaysia Government	4.8
Peoples Republic of China	4.7
Republic of Poland	4.7
Brazilian Federative Republic Treasury Bills	4.7
Romanian Republic	4.7
Kingdom of Thailand	4.5
61.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914394.101    6286-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Emerging Markets Debt Central Fund Fidelity® Emerging Markets Debt Central Fund

This annual shareholder report contains information about Fidelity® Emerging Markets Debt Central Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Debt Central Fund	$ 2	0.01%
What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the Bloomberg Emerging Markets Aggregate USD Bond Index for the year, led by a non-benchmark allocation to Venezuela (+112%).
•It helped to underweight several investment-grade bond markets, including China, South Korea and Saudi Arabia, given their underperformance. Security selection in Saudi Arabia was another positive.
•The fund also benefited from security selection in Mexico and Argentina - two bond markets that outpaced the benchmark this year.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 5% in 2025.
•Other notable relative detractors included security selection in Brazil and Ghana.
•As of year-end, the top country overweights in the fund were Brazil, Mexico, Colombia, Chile and Guatemala. Underweights were most pronounced in China, the Philippines, Bahrain, Malaysia and Indonesia.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Emerging Markets Debt Central Fund	12.20%	3.57%	5.43%
Bloomberg Emerging Markets Aggregate USD Bond Linked 04/15/2019 Index	11.12%	1.54%	4.20%
Bloomberg Emerging Markets Aggregate USD Bond 10% Country Capped Index	11.12%	1.53%	4.24%
J.P. Morgan Emerging Markets Bond Index Global Diversified Index	14.30%	1.78%	4.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,409,970,620
Number of Holdings	549
Total Advisory Fee	$0
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.2
AA - 11.8
A - 4.1
BBB - 22.5
BB - 25.5
B - 11.0
CCC,CC,C - 9.6
D - 0.1
Not Rated - 3.1
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 44.7
Corporate Bonds - 40.3
U.S. Treasury Obligations - 3.2
Preferred Securities - 2.7
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 12.1
Mexico - 8.9
Brazil - 6.5
Saudi Arabia - 5.7
United Arab Emirates - 5.0
Colombia - 4.5
Turkey - 4.4
Argentina - 4.1
Chile - 3.6
Others - 45.2

TOP HOLDINGS (% of Fund's net assets)
Argentine Republic	3.8
Turkish Republic	3.8
Petroleos Mexicanos	2.9
Saudi Arabian Oil Co	2.4
United Mexican States	2.2
Indonesia Government	2.1
US Treasury Notes	2.1
Colombian Republic	1.9
Dominican Republic Bond	1.8
Arab Republic of Egypt	1.6
24.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914342.101    2276-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Hanover Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the “Funds”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$54,900	$2,400	$10,100	$800
Fidelity Emerging Markets Debt Local Currency Central Fund	$54,400	$2,500	$10,600	$800

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$51,000	$4,800	$9,800	$1,700
Fidelity Emerging Markets Debt Local Currency Central Fund	$53,000	$5,000	$11,000	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
PwC	$13,778,800	$15,325,100

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Emerging Markets Debt Central Fund
Fidelity® Emerging Markets Debt Local Currency Central Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Emerging Markets Debt Central Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA Series A6, 1.9554% (b) (Cost $4,047,266)	646,439	4,866,209

Foreign Government and Government Agency Obligations - 44.7%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania Ministry of Finance & Economy 4.75% 2/14/2035 (d)	EUR	2,415,000	2,870,604
ANGOLA - 0.7%
Angola Republic 8.25% 5/9/2028 (h)		5,980,000	6,006,519
Angola Republic 8.75% 4/14/2032 (h)		4,065,000	3,953,243
Angola Republic 9.244% 1/15/2031 (h)		1,620,000	1,632,649
Angola Republic 9.375% 5/8/2048 (h)		2,975,000	2,607,632
Angola Republic 9.875% 10/15/2035 (h)		1,730,000	1,714,326
TOTAL ANGOLA			15,914,369
ARGENTINA - 3.8%
Argentine Republic 0.75% 7/9/2030 (i)		44,985,846	38,327,941
Argentine Republic 1% 7/9/2029		7,940,451	7,078,912
Argentine Republic 3.5% 7/9/2041 (i)		11,065,000	7,656,980
Argentine Republic 4.125% 7/9/2035 (i)		34,047,842	25,331,594
Argentine Republic 5% 1/9/2038 (i)		16,906,530	13,136,374
TOTAL ARGENTINA			91,531,801
ARMENIA - 0.3%
Republic of Armenia 3.6% 2/2/2031 (h)		2,505,000	2,281,905
Republic of Armenia 6.75% 3/12/2035 (h)		5,360,000	5,577,777
TOTAL ARMENIA			7,859,682
BAHAMAS (NASSAU) - 0.2%
Commonwealth of the Bahamas 8.25% 6/24/2036 (h)		4,345,000	4,841,503
BAHRAIN - 0.3%
Bahrain Kingdom 5.625% 5/18/2034 (h)		1,330,000	1,275,550
Bahrain Kingdom 5.875% 2/6/2034 (h)		2,300,000	2,289,420
Bahrain Kingdom 6.625% 10/6/2037 (h)		1,720,000	1,716,104
Bahrain Kingdom 7.5% 2/12/2036 (h)		1,925,000	2,080,848
TOTAL BAHRAIN			7,361,922
BENIN - 0.3%
Republic of Benin 7.96% 2/13/2038 (h)		4,150,000	4,312,099
Republic of Benin 8.375% 1/23/2041 (h)		1,715,000	1,804,506
TOTAL BENIN			6,116,605
BERMUDA - 0.6%
Bermuda Government International Bond 2.375% 8/20/2030 (h)		520,000	472,875
Bermuda Government International Bond 3.375% 8/20/2050 (h)		1,825,000	1,264,378
Bermuda Government International Bond 3.717% 1/25/2027 (h)		7,240,000	7,190,225
Bermuda Government International Bond 4.75% 2/15/2029 (h)		3,960,000	3,984,354
Bermuda Government International Bond 5% 7/15/2032 (h)		1,590,000	1,606,902
TOTAL BERMUDA			14,518,734
BRAZIL - 1.4%
Federative Republic of Brazil 3.875% 6/12/2030		6,525,000	6,231,375
Federative Republic of Brazil 5.625% 2/21/2047		920,000	780,160
Federative Republic of Brazil 6% 10/20/2033		3,180,000	3,214,185
Federative Republic of Brazil 6.625% 3/15/2035		2,550,000	2,629,050
Federative Republic of Brazil 7.125% 1/20/2037		6,165,000	6,760,971
Federative Republic of Brazil 8.25% 1/20/2034		11,540,000	13,392,170
TOTAL BRAZIL			33,007,911
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		12,490,000	11,422,105
Chilean Republic 2.75% 1/31/2027		2,635,000	2,591,523
Chilean Republic 3.1% 1/22/2061		6,730,000	4,182,695
Chilean Republic 3.5% 1/31/2034		2,180,000	2,002,330
Chilean Republic 4% 1/31/2052		1,910,000	1,510,332
Chilean Republic 4.34% 3/7/2042		2,615,000	2,335,195
Chilean Republic 5.33% 1/5/2054		4,770,000	4,605,435
TOTAL CHILE			28,649,615
COLOMBIA - 1.9%
Colombian Republic 3% 1/30/2030		8,400,000	7,555,800
Colombian Republic 3.125% 4/15/2031		5,855,000	5,079,213
Colombian Republic 3.25% 4/22/2032		2,805,000	2,363,213
Colombian Republic 4.125% 5/15/2051		2,355,000	1,454,801
Colombian Republic 5% 6/15/2045		9,490,000	6,956,170
Colombian Republic 5.2% 5/15/2049		6,915,000	5,096,355
Colombian Republic 6.125% 1/18/2041		440,000	389,839
Colombian Republic 7.375% 4/25/2030		2,385,000	2,518,560
Colombian Republic 7.375% 9/18/2037		1,475,000	1,498,600
Colombian Republic 7.5% 2/2/2034		2,055,000	2,139,255
Colombian Republic 8% 11/14/2035		2,860,000	3,046,615
Colombian Republic 8% 4/20/2033		1,530,000	1,644,750
Colombian Republic 8.5% 4/25/2035		2,675,000	2,945,175
Colombian Republic 8.75% 11/14/2053		2,695,000	2,965,174
TOTAL COLOMBIA			45,653,520
COSTA RICA - 0.3%
Costa Rica Government International Bond 5.625% 4/30/2043 (h)		1,855,000	1,786,365
Costa Rica Government International Bond 6.125% 2/19/2031 (h)		1,370,000	1,443,980
Costa Rica Government International Bond 6.55% 4/3/2034 (h)		1,320,000	1,436,886
Costa Rica Government International Bond 7.3% 11/13/2054 (h)		3,030,000	3,395,115
TOTAL COSTA RICA			8,062,346
COTE D'IVOIRE - 0.6%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (h)		5,840,000	5,841,810
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (h)		2,484,000	2,517,994
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (h)		2,855,000	3,083,582
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (h)		2,790,000	3,030,191
TOTAL COTE D'IVOIRE			14,473,577
DOMINICAN REPUBLIC - 1.8%
Dominican Republic Bond 4.5% 1/30/2030 (h)		2,115,000	2,068,668
Dominican Republic Bond 4.875% 9/23/2032 (h)		12,965,000	12,477,386
Dominican Republic Bond 5.95% 1/25/2027 (h)		6,155,000	6,216,550
Dominican Republic Bond 6% 7/19/2028 (h)		3,955,000	4,057,336
Dominican Republic Bond 6.5% 2/15/2048 (h)		2,135,000	2,136,706
Dominican Republic Bond 6.6% 6/1/2036 (h)		2,112,000	2,225,520
Dominican Republic Bond 6.85% 1/27/2045 (h)		3,300,000	3,438,600
Dominican Republic Bond 7.05% 2/3/2031 (h)		2,795,000	3,001,662
Dominican Republic Bond 7.15% 2/24/2055 (h)		3,595,000	3,840,094
Dominican Republic Bond 7.45% 4/30/2044 (h)		3,510,000	3,875,918
TOTAL DOMINICAN REPUBLIC			43,338,440
ECUADOR - 0.8%
Ecuador Government International Bond 6.9% 7/31/2030 (h)(i)		11,113,515	10,991,266
Ecuador Government International Bond 6.9% 7/31/2035 (h)(i)		8,575,000	7,554,575
TOTAL ECUADOR			18,545,841
EGYPT - 1.6%
Arab Republic of Egypt 6.375% 4/11/2031 (h)	EUR	2,425,000	2,928,231
Arab Republic of Egypt 7.5% 1/31/2027 (h)		7,330,000	7,515,376
Arab Republic of Egypt 7.5% 2/16/2061 (h)		5,040,000	4,393,872
Arab Republic of Egypt 7.903% 2/21/2048 (h)		4,675,000	4,338,868
Arab Republic of Egypt 8.5% 1/31/2047 (h)		7,100,000	6,958,875
Arab Republic of Egypt 8.7002% 3/1/2049 (h)		4,745,000	4,727,444
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (j)	EGP	134,000,000	2,718,880
Arab Republic of Egypt Treasury Bills 0% 4/14/2026 (j)	EGP	59,125,000	1,157,504
Arab Republic of Egypt Treasury Bills 0% 6/9/2026 (j)	EGP	139,300,000	2,631,376
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (h)		1,685,000	1,785,746
TOTAL EGYPT			39,156,172
EL SALVADOR - 0.4%
El Salvador Republic 0.25% 4/17/2030 (h)		2,770,000	73,404
El Salvador Republic 7.1246% 1/20/2050 (h)		3,170,000	2,910,536
El Salvador Republic 7.625% 2/1/2041 (h)		935,000	931,849
El Salvador Republic 7.65% 6/15/2035 (h)		1,490,000	1,544,743
El Salvador Republic 9.25% 4/17/2030 (h)		2,770,000	3,011,309
El Salvador Republic 9.65% 11/21/2054 (h)		1,645,000	1,883,525
TOTAL EL SALVADOR			10,355,366
GABON - 0.1%
Gabonese Republic 6.625% 2/6/2031 (h)		1,800,000	1,388,754
Gabonese Republic 7% 11/24/2031 (h)		1,530,000	1,170,419
TOTAL GABON			2,559,173
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (h)		3,890,000	3,846,238
GHANA - 0.2%
Ghana Republic 0% 1/3/2030 (h)(j)		239,909	211,943
Ghana Republic 0% 7/3/2026 (h)(j)		159,760	156,764
Ghana Republic 5% 7/3/2029 (h)(i)		2,671,370	2,624,888
Ghana Republic 5% 7/3/2035 (h)(i)		3,154,780	2,879,460
TOTAL GHANA			5,873,055
GUATEMALA - 0.7%
Republic of Guatemala 4.9% 6/1/2030 (h)		2,510,000	2,499,333
Republic of Guatemala 5.375% 4/24/2032 (h)		1,340,000	1,350,720
Republic of Guatemala 6.125% 6/1/2050 (h)		3,455,000	3,379,439
Republic of Guatemala 6.25% 8/15/2036 (h)		4,360,000	4,561,696
Republic of Guatemala 6.6% 6/13/2036 (h)		1,465,000	1,573,073
Republic of Guatemala 6.875% 8/15/2055 (h)		2,670,000	2,857,374
TOTAL GUATEMALA			16,221,635
HUNGARY - 0.9%
Hungary Government 2.125% 9/22/2031 (h)		2,190,000	1,882,228
Hungary Government 3.125% 9/21/2051 (h)		3,170,000	1,949,360
Hungary Government 5.25% 6/16/2029 (h)		2,880,000	2,934,360
Hungary Government 5.5% 6/16/2034 (h)		6,825,000	6,920,550
Hungary Government 6.125% 5/22/2028 (h)		2,280,000	2,366,184
Hungary Government 6.75% 9/25/2052 (h)		1,450,000	1,537,000
Hungary Government 7% 10/24/2035	HUF	1,617,530,000	5,011,015
TOTAL HUNGARY			22,600,697
INDONESIA - 2.1%
Indonesia Government 3.2% 9/23/2061		3,110,000	2,004,006
Indonesia Government 4.35% 1/11/2048		3,895,000	3,376,965
Indonesia Government 5.125% 1/15/2045 (h)		9,205,000	9,121,603
Indonesia Government 5.25% 1/17/2042 (h)		3,765,000	3,777,236
Indonesia Government 5.95% 1/8/2046 (h)		4,305,000	4,577,291
Indonesia Government 6.625% 2/17/2037 (h)		821,000	936,966
Indonesia Government 6.75% 1/15/2044 (h)		3,510,000	4,063,176
Indonesia Government 7.75% 1/17/2038 (h)		8,515,000	10,667,422
Indonesia Government 8.5% 10/12/2035 (h)		8,850,000	11,347,913
TOTAL INDONESIA			49,872,578
ISRAEL - 0.3%
Israel Government 3.375% 1/15/2050		6,505,000	4,362,522
Israel Government 5.75% 3/12/2054		2,975,000	2,861,970
TOTAL ISRAEL			7,224,492
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		1,995,000	2,404,972
JORDAN - 0.3%
Jordan Government 7.375% 10/10/2047 (h)		1,240,000	1,245,034
Jordan Government 7.5% 1/13/2029 (h)		1,730,000	1,820,273
Jordan Government 7.75% 1/15/2028 (h)		3,150,000	3,277,985
TOTAL JORDAN			6,343,292
KENYA - 0.3%
Republic of Kenya Government Bond 6.3% 1/23/2034 (h)		1,785,000	1,631,651
Republic of Kenya Government Bond 8.8% 10/9/2038 (h)		1,580,000	1,597,369
Republic of Kenya Government Bond 9.5% 3/5/2036 (h)		780,000	829,608
Republic of Kenya Government Bond 9.75% 2/16/2031 (h)		3,880,000	4,238,900
TOTAL KENYA			8,297,528
LEBANON - 0.1%
Lebanon Republic 5.8% (d)(e)		7,047,000	1,620,810
Lebanon Republic 6.375% (d)(e)		4,308,000	995,708
TOTAL LEBANON			2,616,518
MEXICO - 2.2%
United Mexican States 3.5% 2/12/2034		6,340,000	5,484,100
United Mexican States 3.75% 4/19/2071		8,735,000	5,153,650
United Mexican States 4.875% 5/19/2033		3,425,000	3,288,000
United Mexican States 5.375% 3/22/2033		3,130,000	3,100,985
United Mexican States 5.75% 10/12/2110		6,650,000	5,566,050
United Mexican States 6% 5/7/2036		5,760,000	5,844,960
United Mexican States 6.05% 1/11/2040		7,390,000	7,356,006
United Mexican States 6.338% 5/4/2053		2,810,000	2,673,715
United Mexican States 6.35% 2/9/2035		4,445,000	4,650,492
United Mexican States 6.4% 5/7/2054		1,930,000	1,858,590
United Mexican States 6.875% 5/13/2037		2,345,000	2,503,288
United Mexican States 7.375% 5/13/2055		4,995,000	5,374,620
TOTAL MEXICO			52,854,456
MONGOLIA - 0.2%
Mongolia Government 6.625% 2/25/2030 (h)		3,355,000	3,449,359
Mongolia Government 7.875% 6/5/2029 (h)		840,000	893,550
TOTAL MONGOLIA			4,342,909
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (h)	EUR	1,855,000	2,194,994
Republic of Montenegro 7.25% 3/12/2031 (h)		7,095,000	7,571,713
TOTAL MONTENEGRO			9,766,707
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (h)		4,725,000	5,126,885
NIGERIA - 1.2%
Republic of Nigeria 0% 3/24/2026 (j)	NGN	5,840,000,000	3,859,587
Republic of Nigeria 6.125% 9/28/2028 (h)		9,790,000	9,831,412
Republic of Nigeria 6.5% 11/28/2027 (h)		2,250,000	2,273,783
Republic of Nigeria 7.143% 2/23/2030 (h)		3,580,000	3,696,636
Republic of Nigeria 7.696% 2/23/2038 (h)		2,730,000	2,733,003
Republic of Nigeria 7.875% 2/16/2032 (h)		1,590,000	1,656,144
Republic of Nigeria 9.1297% 1/13/2046 (h)		2,165,000	2,324,669
Republic of Nigeria Treasury Bills 0% 3/17/2026 (j)	NGN	3,550,545,000	2,356,158
TOTAL NIGERIA			28,731,392
OMAN - 1.0%
Oman Sultanate 5.625% 1/17/2028 (h)		3,925,000	4,014,539
Oman Sultanate 6% 8/1/2029 (h)		5,535,000	5,814,788
Oman Sultanate 6.25% 1/25/2031 (h)		3,525,000	3,764,594
Oman Sultanate 6.5% 3/8/2047 (h)		3,085,000	3,303,634
Oman Sultanate 6.75% 1/17/2048 (h)		5,010,000	5,525,078
Oman Sultanate 7% 1/25/2051 (h)		1,060,000	1,202,205
TOTAL OMAN			23,624,838
PAKISTAN - 0.7%
Islamic Republic of Pakistan 6% 4/8/2026 (h)		7,395,000	7,371,928
Islamic Republic of Pakistan 6.875% 12/5/2027 (h)		3,400,000	3,427,624
Islamic Republic of Pakistan 7.375% 4/8/2031 (h)		4,895,000	4,876,644
TOTAL PAKISTAN			15,676,196
PANAMA - 0.8%
Panamanian Republic 3.298% 1/19/2033		1,710,000	1,502,201
Panamanian Republic 3.87% 7/23/2060		6,150,000	4,062,075
Panamanian Republic 4.5% 4/16/2050		8,075,000	6,216,694
Panamanian Republic 7.875% 3/1/2057		2,695,000	3,134,772
Panamanian Republic 8% 3/1/2038		2,860,000	3,342,983
TOTAL PANAMA			18,258,725
PARAGUAY - 0.6%
Republic of Paraguay 2.739% 1/29/2033 (h)		2,485,000	2,221,590
Republic of Paraguay 4.95% 4/28/2031 (h)		5,285,000	5,362,795
Republic of Paraguay 5.4% 3/30/2050 (h)		2,220,000	2,077,643
Republic of Paraguay 6% 2/9/2036 (h)		1,860,000	1,997,640
Republic of Paraguay 6.65% 3/4/2055 (h)		1,675,000	1,825,540
TOTAL PARAGUAY			13,485,208
PERU - 0.5%
Peruvian Republic 2.783% 1/23/2031		6,570,000	6,080,535
Peruvian Republic 3% 1/15/2034		4,535,000	3,945,450
Peruvian Republic 3.3% 3/11/2041		4,050,000	3,132,675
TOTAL PERU			13,158,660
PHILIPPINES - 0.7%
Philippine Republic 2.65% 12/10/2045		3,325,000	2,204,059
Philippine Republic 2.95% 5/5/2045		1,655,000	1,158,500
Philippine Republic 5.5% 1/17/2048		1,885,000	1,887,941
Philippine Republic 5.6% 5/14/2049		2,820,000	2,856,131
Philippine Republic 5.609% 4/13/2033		3,005,000	3,185,300
Philippine Republic 5.95% 10/13/2047		4,915,000	5,180,410
TOTAL PHILIPPINES			16,472,341
POLAND - 0.7%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (h)		1,780,000	1,833,774
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (h)		1,630,000	1,722,877
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (h)		4,670,000	4,825,371
Republic of Poland 5.5% 3/18/2054		2,745,000	2,618,497
Republic of Poland 5.5% 4/4/2053		2,005,000	1,913,284
Republic of Poland 5.75% 11/16/2032		4,200,000	4,496,940
TOTAL POLAND			17,410,743
QATAR - 1.5%
State of Qatar 4.4% 4/16/2050 (h)		9,040,000	7,982,682
State of Qatar 4.625% 6/2/2046 (h)		5,790,000	5,347,644
State of Qatar 4.817% 3/14/2049 (h)		8,905,000	8,366,782
State of Qatar 5.103% 4/23/2048 (h)		9,945,000	9,787,571
State of Qatar 9.75% 6/15/2030 (h)		3,280,000	4,045,551
TOTAL QATAR			35,530,230
ROMANIA - 1.4%
Romanian Republic 3% 2/27/2027 (h)		2,536,000	2,493,711
Romanian Republic 3.625% 3/27/2032 (h)		4,866,000	4,444,799
Romanian Republic 4% 2/14/2051 (h)		3,005,000	2,051,270
Romanian Republic 5.75% 9/16/2030 (h)		3,532,000	3,638,243
Romanian Republic 6.125% 10/7/2037 (h)	EUR	4,115,000	4,861,627
Romanian Republic 6.625% 2/17/2028 (h)		2,190,000	2,282,085
Romanian Republic 6.85% 7/29/2030	RON	10,150,000	2,355,974
Romanian Republic 7.125% 1/17/2033 (h)		2,770,000	3,012,666
Romanian Republic 7.5% 2/10/2037 (h)		5,424,000	5,988,815
Romanian Republic 8% 4/29/2030	RON	9,700,000	2,345,240
TOTAL ROMANIA			33,474,430
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (h)		5,740,000	5,329,246
SAUDI ARABIA - 1.1%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (h)		7,350,000	6,335,700
Kingdom of Saudi Arabia 3.45% 2/2/2061 (h)		10,930,000	6,963,772
Kingdom of Saudi Arabia 3.75% 1/21/2055 (h)		5,025,000	3,548,906
Kingdom of Saudi Arabia 4.5% 10/26/2046 (h)		6,645,000	5,681,475
Kingdom of Saudi Arabia 4.5% 4/22/2060 (h)		2,345,000	1,870,138
Kingdom of Saudi Arabia 4.625% 10/4/2047 (h)		3,095,000	2,671,911
TOTAL SAUDI ARABIA			27,071,902
SENEGAL - 0.2%
Republic of Senegal 4.75% 3/13/2028 (d)	EUR	2,360,000	1,931,030
Republic of Senegal 6.25% 5/23/2033 (h)		2,790,000	1,619,065
Republic of Senegal 6.75% 3/13/2048 (h)		1,125,000	599,062
TOTAL SENEGAL			4,149,157
SERBIA - 0.5%
Republic of Serbia 2.125% 12/1/2030 (h)		5,465,000	4,764,114
Republic of Serbia 6% 6/12/2034 (h)		2,000,000	2,065,000
Republic of Serbia 6.5% 9/26/2033 (h)		4,090,000	4,386,525
TOTAL SERBIA			11,215,639
SOUTH AFRICA - 1.0%
South African Republic 4.85% 9/27/2027		2,690,000	2,724,970
South African Republic 4.85% 9/30/2029		2,510,000	2,509,561
South African Republic 5% 10/12/2046		3,845,000	3,012,596
South African Republic 5.65% 9/27/2047		1,905,000	1,610,268
South African Republic 5.75% 9/30/2049		5,505,000	4,644,844
South African Republic 5.875% 4/20/2032		2,695,000	2,772,158
South African Republic 6.125% 12/11/2037 (h)		1,260,000	1,243,304
South African Republic 7.1% 11/19/2036 (h)		4,515,000	4,844,324
South African Republic 7.25% 12/11/2055 (h)		1,685,000	1,668,150
TOTAL SOUTH AFRICA			25,030,175
SRI LANKA - 0.6%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (h)(i)		2,146,499	2,031,125
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (h)(i)		6,821,315	5,840,751
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (h)(i)		2,945,437	2,672,984
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (h)(i)		1,472,098	1,334,089
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (h)(i)		831,112	630,435
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (h)		1,557,986	1,491,772
TOTAL SRI LANKA			14,001,156
TURKEY - 3.8%
Turkish Republic 32.6% 2/10/2027	TRY	204,455,000	4,672,903
Turkish Republic 4.25% 4/14/2026		5,915,000	5,916,848
Turkish Republic 4.75% 1/26/2026		5,270,000	5,270,000
Turkish Republic 4.875% 10/9/2026		4,395,000	4,416,975
Turkish Republic 4.875% 4/16/2043		8,580,000	6,607,887
Turkish Republic 5.125% 2/17/2028		2,805,000	2,828,141
Turkish Republic 5.25% 3/13/2030		2,085,000	2,073,298
Turkish Republic 5.75% 5/11/2047		2,745,000	2,257,076
Turkish Republic 6% 1/14/2041		8,310,000	7,486,811
Turkish Republic 6% 3/25/2027		1,900,000	1,939,425
Turkish Republic 6.625% 2/17/2045		3,000,000	2,793,000
Turkish Republic 6.8% 11/4/2036		4,755,000	4,793,325
Turkish Republic 6.95% 9/16/2035		2,415,000	2,487,450
Turkish Republic 7.125% 2/12/2032		3,615,000	3,828,285
Turkish Republic 7.25% 5/29/2032		1,115,000	1,186,862
Turkish Republic 7.625% 5/15/2034		4,200,000	4,553,262
Turkish Republic 9.125% 7/13/2030		2,030,000	2,319,854
Turkish Republic 9.375% 1/19/2033		8,105,000	9,565,926
Turkish Republic 9.375% 3/14/2029		4,750,000	5,331,780
Turkish Republic 9.875% 1/15/2028		9,925,000	10,927,426
TOTAL TURKEY			91,256,534
UKRAINE - 0.9%
Ukraine Government 0% 2/1/2030 (h)(i)		1,084,343	639,762
Ukraine Government 0% 2/1/2034 (h)(i)		4,052,025	1,914,582
Ukraine Government 0% 2/1/2035 (h)(i)		4,669,246	2,638,124
Ukraine Government 0% 2/1/2036 (h)(i)		2,853,538	1,605,115
Ukraine Government 4% 2/1/2032 (h)(i)		5,252,800	3,965,864
Ukraine Government 4.5% 2/1/2029 (h)(i)		4,348,798	3,250,727
Ukraine Government 4.5% 2/1/2034 (h)(i)		6,075,034	3,690,583
Ukraine Government 4.5% 2/1/2035 (h)(i)		4,463,092	2,655,540
Ukraine Government 4.5% 2/1/2036 (h)(i)		3,088,793	1,806,944
TOTAL UKRAINE			22,167,241
UNITED ARAB EMIRATES - 1.5%
Emirate of Abu Dhabi 3% 9/15/2051 (h)		4,675,000	3,175,611
Emirate of Abu Dhabi 3.125% 9/30/2049 (h)		21,570,000	15,400,980
Emirate of Abu Dhabi 3.875% 4/16/2050 (h)		6,905,000	5,544,715
Emirate of Abu Dhabi 5.5% 4/30/2054 (h)		3,745,000	3,812,036
Emirate of Dubai 3.9% 9/9/2050 (d)		7,735,000	5,844,991
Emirate of Dubai 5.25% 1/30/2043 (d)		3,180,000	3,239,625
TOTAL UNITED ARAB EMIRATES			37,017,958
URUGUAY - 0.4%
Uruguay Republic 5.1% 6/18/2050		7,425,000	7,012,913
Uruguay Republic 5.75% 10/28/2034		2,875,000	3,064,750
TOTAL URUGUAY			10,077,663
UZBEKISTAN - 0.1%
Republic of Uzbekistan 3.7% 11/25/2030 (h)		1,300,000	1,206,972
Republic of Uzbekistan 3.9% 10/19/2031 (h)		1,855,000	1,709,086
TOTAL UZBEKISTAN			2,916,058
VENEZUELA - 0.6%
Venezuela Republic 11.95% (d)(e)		13,520,000	4,299,360
Venezuela Republic 12.75% (d)(e)		2,600,000	825,500
Venezuela Republic 9.25% (e)		31,105,000	10,046,915
TOTAL VENEZUELA			15,171,775
ZAMBIA - 0.2%
Republic of Zambia 0.5% 12/31/2053 (h)		5,459,768	3,861,969
Republic of Zambia 5.75% 6/30/2033 (h)(i)		636,410	625,674
TOTAL ZAMBIA			4,487,643
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,074,478,928)			1,077,924,053

Non-Convertible Corporate Bonds - 40.3%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Tecpetrol SA 7.625% 1/22/2033 (h)		2,440,000	2,475,380
Tecpetrol SA 7.625% 11/3/2030 (h)		2,555,000	2,537,128
YPF SA 8.25% 1/17/2034 (h)		2,445,000	2,491,455

TOTAL ARGENTINA			7,503,963
AZERBAIJAN - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (h)		7,635,000	7,671,037
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (d)		2,515,000	2,719,168

TOTAL AZERBAIJAN			10,390,205
BAHRAIN - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Bapco Energies BSC Closed 7.5% 10/25/2027 (h)		5,740,000	5,934,816
Bapco Energies BSC Closed 8.375% 11/7/2028 (h)		1,985,000	2,133,974

TOTAL BAHRAIN			8,068,790
BRAZIL - 4.7%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc 4.9% 1/15/2033		3,455,000	3,417,772
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.5%
Minerva Luxembourg SA 4.375% 3/18/2031 (h)		1,045,000	970,282
Minerva Luxembourg SA 8.875% 9/13/2033 (h)		4,795,000	5,236,845
NBM US Holdings Inc 6.625% 8/6/2029 (h)		6,505,000	6,573,108
			12,780,235
Food Products - 0.2%
Marb Bondco PLC 3.95% 1/29/2031 (h)		5,650,000	5,111,272
TOTAL CONSUMER STAPLES			17,891,507
Energy - 0.9%
Energy Equipment & Services - 0.4%
Guara Norte Sarl 5.198% 6/15/2034 (h)		3,981,593	3,886,035
Yinson Boronia Production BV 8.947% 7/31/2042 (h)		6,362,369	6,931,875
			10,817,910
Oil, Gas & Consumable Fuels - 0.5%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (h)		7,857,742	6,885,347
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (h)		4,240,000	4,133,491
			11,018,838
TOTAL ENERGY			21,836,748
Financials - 0.1%
Financial Services - 0.1%
Cosan Luxembourg SA 7.25% 6/27/2031 (h)		2,870,000	2,950,733
Industrials - 0.2%
Marine Transportation - 0.1%
Yinson Bergenia Production BV 8.498% 1/31/2045 (h)		1,620,000	1,702,020
Passenger Airlines - 0.1%
Azul Secured Finance LLP 11.5% (e)		4,571,466	91,429
Azul Secured Finance LLP 11.93% (e)		5,967,782	2,998,811
			3,090,240
TOTAL INDUSTRIALS			4,792,260
Materials - 2.7%
Chemicals - 0.3%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (h)		2,860,000	986,700
Braskem Netherlands Finance BV 7.25% 2/13/2033 (h)		5,330,000	2,052,050
Braskem Netherlands Finance BV 8% 10/15/2034 (h)		2,095,000	814,431
Braskem Netherlands Finance BV 8.5% 1/12/2031 (h)		5,705,000	2,207,122
			6,060,303
Metals & Mining - 1.7%
CSN Inova Ventures 6.75% 1/28/2028 (h)		4,745,000	4,388,911
CSN Resources SA 5.875% 4/8/2032 (h)		3,790,000	2,976,704
CSN Resources SA 8.875% 12/5/2030 (h)		1,575,000	1,458,623
Nexa Resources SA 6.6% 4/8/2037 (h)		2,235,000	2,305,160
Nexa Resources SA 6.75% 4/9/2034 (h)		1,420,000	1,514,075
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(h)		12,977,458	13,200,509
Usiminas International Sarl 7.5% 1/27/2032 (h)		5,445,000	5,648,970
Vale Overseas Ltd 6% 2/25/2056 (b)(h)		2,880,000	2,873,664
Vale Overseas Ltd 6.4% 6/28/2054		4,850,000	4,949,426
			39,316,042
Paper & Forest Products - 0.7%
LD Celulose International GmbH 7.95% 1/26/2032 (h)		3,055,000	3,203,931
Suzano Austria GmbH 3.75% 1/15/2031		2,340,000	2,205,684
Suzano Austria GmbH 5% 1/15/2030		6,900,000	6,905,810
Suzano Netherlands BV 5.5% 1/15/2036		4,355,000	4,317,460
			16,632,885
TOTAL MATERIALS			62,009,230
TOTAL BRAZIL			112,898,250
CANADA - 0.1%
Financials - 0.1%
Insurance - 0.1%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (h)		3,595,000	3,587,846
CHILE - 2.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (h)		1,885,000	1,966,884
Empresa Nacional del Petroleo 6.15% 5/10/2033 (h)		1,195,000	1,262,051
TOTAL ENERGY			3,228,935
Materials - 1.8%
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (h)		7,745,000	7,012,246
Antofagasta PLC 5.625% 9/9/2035 (h)		1,500,000	1,540,500
Antofagasta PLC 5.625% 5/13/2032 (h)		2,640,000	2,736,439
Corp Nacional del Cobre de Chile 3% 9/30/2029 (h)		1,175,000	1,115,883
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (h)		3,075,000	2,917,160
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (h)		7,190,000	5,105,260
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (h)		2,775,000	2,788,875
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (h)		2,985,000	3,116,280
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (h)		2,750,000	2,814,185
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (h)		1,755,000	1,866,443
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (h)		1,925,000	2,081,454
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (h)		2,230,000	2,397,941
			35,492,666
Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (h)		2,130,000	2,196,989
Inversiones CMPC SA 3% 4/6/2031 (h)		2,340,000	2,085,782
Inversiones CMPC SA 6.7% 12/9/2057 (b)(h)		1,535,000	1,541,616
			5,824,387
TOTAL MATERIALS			41,317,053
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (h)		1,715,521	1,765,924
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (h)		1,566,250	1,641,132
TOTAL UTILITIES			3,407,056
TOTAL CHILE			47,953,044
CHINA - 1.3%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd 1.81% 1/26/2026 (h)		2,605,000	2,600,962
Tencent Holdings Ltd 2.39% 6/3/2030 (h)		5,400,000	5,046,733
Tencent Holdings Ltd 3.975% 4/11/2029 (h)		1,960,000	1,959,000
TOTAL COMMUNICATION SERVICES			9,606,695
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
JD.com Inc 3.375% 1/14/2030		3,740,000	3,626,528
Prosus NV 3.061% 7/13/2031 (h)		1,850,000	1,680,022
Prosus NV 3.68% 1/21/2030 (h)		4,055,000	3,882,663
Prosus NV 4.027% 8/3/2050 (h)		6,570,000	4,566,150
Prosus NV 4.193% 1/19/2032 (h)		2,955,000	2,832,190
TOTAL CONSUMER DISCRETIONARY			16,587,553
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (h)		5,425,000	5,439,702
TOTAL CHINA			31,633,950
COLOMBIA - 2.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (h)		8,020,000	7,296,516
Energy - 1.4%
Energy Equipment & Services - 0.2%
Oleoducto Central SA 4% 7/14/2027 (h)		4,675,000	4,601,976
Oil, Gas & Consumable Fuels - 1.2%
Canacol Energy Ltd 5.75% (e)(h)		2,525,000	708,338
Ecopetrol SA 4.625% 11/2/2031		3,870,000	3,447,203
Ecopetrol SA 8.375% 1/19/2036		2,790,000	2,861,424
Ecopetrol SA 8.875% 1/13/2033		11,470,000	12,204,080
Geopark Ltd 5.5% 1/17/2027 (h)		4,900,000	4,630,500
Geopark Ltd 8.75% 1/31/2030 (h)		4,080,000	3,804,600
			27,656,145
TOTAL ENERGY			32,258,121
Financials - 0.1%
Banks - 0.1%
Bancolombia SA 8.625% 12/24/2034 (b)		2,800,000	2,989,616
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (h)		5,490,000	5,726,082
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (h)		10,370,000	9,630,101
Termocandelaria Power SA 7.75% 9/17/2031 (h)		3,845,000	3,969,962
TOTAL UTILITIES			13,600,063
TOTAL COLOMBIA			61,870,398
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (h)		3,700,000	3,817,338
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (h)		4,075,000	4,271,130
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (h)		4,245,000	4,385,637
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (h)	EUR	1,050,000	1,277,149
Czechoslovak Group AS 6.5% 1/10/2031 (h)		2,730,000	2,805,075

TOTAL CZECH REPUBLIC			4,082,224
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (h)		2,840,000	2,987,339
GEORGIA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Silk Road Group Holding LLC 7.5% 9/15/2030 (h)		2,985,000	3,001,791
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.5% 3/1/2028 (h)		1,360,000	911,200
Kosmos Energy Ltd 8.75% 10/1/2031 (h)		10,990,000	6,209,350

TOTAL GHANA			7,120,550
GUATEMALA - 1.1%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (h)		7,360,000	7,031,008
Millicom International Cellular SA 4.5% 4/27/2031 (h)		3,345,000	3,106,267
Millicom International Cellular SA 7.375% 4/2/2032 (h)		2,545,000	2,646,011
TOTAL COMMUNICATION SERVICES			12,783,286
Consumer Staples - 0.2%
Beverages - 0.2%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (h)		5,695,000	5,603,026
Utilities - 0.4%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (h)		3,265,000	3,263,742
Independent Power and Renewable Electricity Producers - 0.3%
Investment Energy Resources Ltd 6.25% 4/26/2029 (h)		5,270,000	5,276,588
TOTAL UTILITIES			8,540,330
TOTAL GUATEMALA			26,926,642
HUNGARY - 0.2%
Financials - 0.2%
Banks - 0.2%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (h)		1,825,000	1,874,621
OTP Bank Nyrt 8.75% 5/15/2033 (b)(d)		2,150,000	2,280,355
TOTAL FINANCIALS			4,154,976
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (d)		1,345,000	1,418,975
TOTAL HUNGARY			5,573,951
INDIA - 0.2%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (h)		2,175,000	2,218,500
Health Care - 0.1%
Biotechnology - 0.1%
Biocon Biologics Global PLC 6.67% 10/9/2029 (h)		2,405,000	2,417,025
TOTAL INDIA			4,635,525
INDONESIA - 1.4%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (h)		6,620,000	6,640,324
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (h)		5,210,000	5,434,707
Pertamina Persero PT 4.175% 1/21/2050 (h)		3,850,000	3,006,619
TOTAL ENERGY			15,081,650
Materials - 0.7%
Metals & Mining - 0.7%
Freeport Indonesia PT 4.763% 4/14/2027 (h)		2,350,000	2,355,875
Freeport Indonesia PT 5.315% 4/14/2032 (h)		3,980,000	4,050,585
Freeport Indonesia PT 6.2% 4/14/2052 (h)		2,720,000	2,771,626
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (h)		6,445,000	6,633,129
TOTAL MATERIALS			15,811,215
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (h)		1,940,000	1,966,675
TOTAL INDONESIA			32,859,540
ISRAEL - 1.0%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(h)		2,025,000	1,997,166
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(h)		3,770,000	3,646,358
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(h)		3,805,000	3,826,952
Leviathan Bond Ltd 6.75% 6/30/2030 (d)(h)		1,930,000	1,964,009
TOTAL ENERGY			11,434,485
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		2,895,000	2,902,396
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		5,240,000	5,764,147
TOTAL HEALTH CARE			8,666,543
Utilities - 0.1%
Electric Utilities - 0.1%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(h)		3,070,000	2,870,680
TOTAL ISRAEL			22,971,708
JAMAICA - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (h)		2,020,000	2,071,126
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (h)		1,600,000	1,597,504

TOTAL JAMAICA			3,668,630
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (h)		3,745,000	3,378,702
KazMunayGas National Co JSC 5.375% 4/24/2030 (h)		685,000	700,069
KazMunayGas National Co JSC 5.75% 4/19/2047 (h)		1,885,000	1,777,970
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (h)		4,695,000	4,345,833

TOTAL KAZAKHSTAN			10,202,574
KOREA (SOUTH) - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
POSCO 5.75% 1/17/2028 (h)		2,950,000	3,039,605
POSCO 5.875% 1/17/2033 (h)		1,750,000	1,847,247

TOTAL KOREA (SOUTH)			4,886,852
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal BV 2.625% 4/28/2028 (h)		2,960,000	2,841,600
MALAYSIA - 0.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (h)		5,185,000	4,694,032
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petronas Capital Ltd 3.404% 4/28/2061 (h)		4,990,000	3,388,360
Petronas Capital Ltd 3.5% 4/21/2030 (h)		2,515,000	2,445,259
TOTAL ENERGY			5,833,619
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (h)		5,890,000	5,848,535
TOTAL MALAYSIA			16,376,186
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (h)		2,650,000	2,673,188
MEXICO - 5.4%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (d)(e)		19,500,000	6,630,000
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Metalsa Sapi De Cv 3.75% 5/4/2031 (h)		4,945,000	4,237,618
Consumer Staples - 0.1%
Food Products - 0.1%
Gruma SAB de CV 5.761% 12/9/2054 (h)		1,840,000	1,842,263
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
FEL Energy VI SARL 5.75% 12/1/2040 (h)		2,665,212	2,619,770
Petroleos Mexicanos 6.5% 6/2/2041		2,000,000	1,736,000
Petroleos Mexicanos 6.625% 6/15/2035		21,045,000	19,924,354
Petroleos Mexicanos 6.7% 2/16/2032		11,627,000	11,593,631
Petroleos Mexicanos 6.75% 9/21/2047		4,502,000	3,692,540
Petroleos Mexicanos 6.95% 1/28/2060		3,325,000	2,698,570
Petroleos Mexicanos 7.69% 1/23/2050		33,739,000	30,241,615
TOTAL ENERGY			72,506,480
Financials - 0.6%
Banks - 0.2%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (h)		4,125,000	4,238,025
Capital Markets - 0.4%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (h)		9,450,000	9,610,650
TOTAL FINANCIALS			13,848,675
Materials - 0.6%
Chemicals - 0.5%
Braskem Idesa SAPI 7.45% (e)(h)		3,750,000	2,189,850
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (h)		3,435,000	2,790,834
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (h)		6,370,000	6,280,820
			11,261,504
Metals & Mining - 0.1%
Fresnillo PLC 4.25% 10/2/2050 (h)		3,785,000	3,023,269
TOTAL MATERIALS			14,284,773
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (h)		3,360,000	3,392,306
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (h)		4,686,031	5,120,942
Saavi Energia Sarl 8.875% 2/10/2035 (h)		7,065,000	7,640,268
TOTAL UTILITIES			12,761,210
TOTAL MEXICO			129,503,325
MOROCCO - 0.7%
Materials - 0.7%
Chemicals - 0.7%
OCP SA 3.75% 6/23/2031 (h)		3,820,000	3,570,440
OCP SA 5.125% 6/23/2051 (h)		2,190,000	1,806,246
OCP SA 6.1% 4/30/2030 (h)		2,660,000	2,777,359
OCP SA 6.75% 5/2/2034 (h)		2,485,000	2,679,948
OCP SA 6.875% 4/25/2044 (h)		3,920,000	4,081,152
OCP SA 7.5% 5/2/2054 (h)		1,890,000	2,088,412

TOTAL MOROCCO			17,003,557
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (h)		1,679,000	1,667,600
IHS Holding Ltd 7.875% 5/29/2030 (h)		4,425,000	4,549,785
TOTAL COMMUNICATION SERVICES			6,217,385
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (h)		1,213,394	1,213,175
TOTAL NIGERIA			7,430,560
PANAMA - 0.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (h)		5,075,000	5,144,781
Media - 0.4%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (h)		9,720,000	9,246,150
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (h)		4,485,000	4,621,057
TOTAL COMMUNICATION SERVICES			19,011,988
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (h)		2,115,000	1,705,769
TOTAL PANAMA			20,717,757
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (h)		2,031,000	2,019,585
PERU - 1.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
InRetail Shopping Malls 5.65% 10/16/2032 (h)		3,450,000	3,460,798
Financials - 0.2%
Banks - 0.2%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(h)		4,525,000	4,584,278
Materials - 0.5%
Metals & Mining - 0.5%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (h)		4,855,000	5,049,831
Volcan Cia Minera SAA 8.5% 10/28/2032 (h)		6,000,000	6,156,780
TOTAL MATERIALS			11,206,611
Utilities - 0.3%
Electric Utilities - 0.1%
Kallpa Generacion SA 5.5% 9/11/2035 (h)		2,285,000	2,291,969
Independent Power and Renewable Electricity Producers - 0.2%
Niagara Energy SAC 5.746% 10/3/2034 (h)		4,645,000	4,749,281
TOTAL UTILITIES			7,041,250
TOTAL PERU			26,292,937
POLAND - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ORLEN SA 6% 1/30/2035 (h)		6,010,000	6,333,084
QATAR - 1.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (h)		4,095,000	3,775,835
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
QatarEnergy 1.375% 9/12/2026 (h)		8,475,000	8,304,059
QatarEnergy 2.25% 7/12/2031 (h)		13,045,000	11,705,279
QatarEnergy 3.125% 7/12/2041 (h)		12,920,000	9,948,400
QatarEnergy 3.3% 7/12/2051 (h)		9,635,000	6,745,271
TOTAL ENERGY			36,703,009
TOTAL QATAR			40,478,844
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (c)(d)(e)		4,020,000	200,999
SAUDI ARABIA - 4.5%
Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (h)		13,478,196	12,487,683
Saudi Arabian Oil Co 2.25% 11/24/2030 (h)		10,775,000	9,736,344
Saudi Arabian Oil Co 3.25% 11/24/2050 (h)		8,390,000	5,586,649
Saudi Arabian Oil Co 3.5% 11/24/2070 (h)		3,270,000	2,065,201
Saudi Arabian Oil Co 3.5% 4/16/2029 (h)		13,480,000	13,130,801
Saudi Arabian Oil Co 4.25% 4/16/2039 (h)		14,945,000	13,560,495
Saudi Arabian Oil Co 4.375% 4/16/2049 (h)		2,280,000	1,878,367
Saudi Arabian Oil Co 5.875% 7/17/2064 (h)		1,590,000	1,544,288
Saudi Arabian Oil Co 6.375% 6/2/2055 (d)		5,720,000	5,976,142
Saudi Arabian Oil Co 6.375% 6/2/2055 (h)		1,655,000	1,729,111
TOTAL ENERGY			67,695,081
Financials - 0.3%
Financial Services - 0.3%
Gaci First Investment Co 5% 10/13/2027 (d)		6,020,000	6,089,230
Gaci First Investment Co 5.25% 10/13/2032 (d)		2,155,000	2,216,956
TOTAL FINANCIALS			8,306,186
Industrials - 1.0%
Construction & Engineering - 1.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (h)		4,800,000	5,010,864
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (h)		3,605,000	3,762,719
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (h)		9,650,000	10,257,612
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (h)		2,955,000	3,231,115
TOTAL INDUSTRIALS			22,262,310
Materials - 0.2%
Chemicals - 0.2%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (h)		5,570,000	5,701,619
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (d)		3,530,000	3,577,902
TOTAL SAUDI ARABIA			107,543,098
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (h)		4,370,000	4,364,554
SOUTH AFRICA - 1.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (h)		7,515,000	6,767,408
Wireless Telecommunication Services - 0.1%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (h)		3,485,000	3,522,045
TOTAL COMMUNICATION SERVICES			10,289,453
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (h)		1,985,000	2,097,277
Materials - 0.6%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026		5,960,000	5,922,750
Sasol Financing USA LLC 5.5% 3/18/2031		2,355,000	1,999,037
Sasol Financing USA LLC 6.5% 9/27/2028		850,000	834,275
Sasol Financing USA LLC 8.75% 5/3/2029 (h)		2,035,000	2,065,981
			10,822,043
Metals & Mining - 0.1%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (h)		3,165,000	3,305,554
TOTAL MATERIALS			14,127,597
Utilities - 0.4%
Electric Utilities - 0.4%
Eskom Holdings 6.35% 8/10/2028 (h)		5,840,000	6,040,750
Eskom Holdings 8.45% 8/10/2028 (h)		4,430,000	4,753,966
TOTAL UTILITIES			10,794,716
TOTAL SOUTH AFRICA			37,309,043
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (h)		2,530,000	1,731,430
TURKEY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (h)		2,355,000	2,402,830
Financials - 0.4%
Banks - 0.4%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (b)(h)		3,575,000	3,709,313
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (h)		2,875,000	2,885,781
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (h)		3,410,000	3,520,825
TOTAL FINANCIALS			10,115,919
Industrials - 0.1%
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (h)		1,790,000	1,866,075
TOTAL TURKEY			14,384,824
UKRAINE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (h)		2,749,604	2,102,456
UNITED ARAB EMIRATES - 3.3%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (h)		3,530,000	3,319,612
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (h)		4,251,075	3,849,986
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (h)		10,925,000	9,640,002
TOTAL ENERGY			16,809,600
Financials - 0.9%
Financial Services - 0.9%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (h)		4,430,000	4,295,727
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (h)		2,220,000	2,340,168
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (h)		5,770,000	5,491,656
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (h)		2,925,000	2,877,469
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (h)		3,770,000	3,578,220
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (h)		2,985,000	3,151,981
TOTAL FINANCIALS			21,735,221
Industrials - 0.3%
Transportation Infrastructure - 0.3%
DP World Crescent Ltd 3.7495% 1/30/2030 (h)		4,165,000	4,043,954
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (h)		4,230,000	4,162,574
TOTAL INDUSTRIALS			8,206,528
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(d)		5,965,000	6,228,116
Alpha Star Holding IX Ltd 7% 8/26/2028 (d)		3,565,000	3,643,680
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (d)		3,480,000	3,587,636
Sobha Sukuk Ltd 8.75% 7/17/2028 (d)		2,220,000	2,308,023
TOTAL REAL ESTATE			15,767,455
Utilities - 0.7%
Multi-Utilities - 0.7%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (h)		4,655,000	3,761,007
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (h)		2,970,000	2,989,810
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (h)		3,320,000	3,347,954
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (h)		4,420,000	4,334,385
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (h)		2,020,000	2,073,308
TOTAL UTILITIES			16,506,464
TOTAL UNITED ARAB EMIRATES			79,025,268
UNITED KINGDOM - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (c)(e)(h)		5,060,000	725,401
UZBEKISTAN - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (h)		1,335,000	1,381,725
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (h)		4,610,000	4,826,347
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (h)		2,195,000	2,339,047
Navoiyuran State Enterprise 6.7% 7/2/2030 (h)		3,435,000	3,459,869

TOTAL UZBEKISTAN			12,006,988
VENEZUELA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos de Venezuela SA 12.75% (e)(h)		1,258,333	357,367
Petroleos de Venezuela SA 5.375% (d)(e)		4,800,000	1,108,224
Petroleos de Venezuela SA 5.5% (d)(e)		315,000	73,080
Petroleos de Venezuela SA 6% (e)(h)		11,650,000	2,708,625
Petroleos de Venezuela SA 6% (e)(h)		9,300,000	2,162,250
Petroleos de Venezuela SA 9.75% (e)(h)		1,265,000	327,635

TOTAL VENEZUELA			6,737,181
VIETNAM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (h)		2,925,874	2,899,366
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 7.25% 2/15/2034 (h)		4,335,000	4,557,406
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,026,868,947)			970,556,514

Preferred Securities - 2.7%
	Principal Amount (a)	Value ($)
BRAZIL - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Cosan Overseas Ltd 8.25% (d)(f)	4,346,000	4,414,226
CHILE - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco de Credito e Inversiones SA 7.5% (b)(f)(h)	2,755,000	2,987,955
Banco de Credito e Inversiones SA 8.75% (b)(f)(h)	2,785,000	3,095,604
Banco del Estado de Chile 7.95% (b)(f)(h)	2,485,000	2,659,861

TOTAL CHILE		8,743,420
HONG KONG - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
CAS Capital No 1 Ltd 4% (b)(d)(f)	6,695,000	6,729,299
INDIA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Network i2i Ltd 3.975% (b)(f)(h)	2,535,000	2,533,522
KUWAIT - 0.1%
Financials - 0.1%
Banks - 0.1%
NBK Tier 1 Ltd 3.625% (b)(f)(h)	2,490,000	2,474,228
MEXICO - 1.3%
Financials - 0.6%
Banks - 0.6%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(f)(h)	7,260,000	7,548,051
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(f)(h)	1,905,000	2,012,744
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(h)	2,615,000	2,621,702
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(h)	2,930,000	3,242,350
TOTAL FINANCIALS		15,424,847
Materials - 0.7%
Construction Materials - 0.7%
Cemex SAB de CV 5.125% (b)(f)(h)	12,205,000	12,380,893
Cemex SAB de CV 7.2% (b)(f)(h)	4,360,000	4,642,856
TOTAL MATERIALS		17,023,749
TOTAL MEXICO		32,448,596
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC loan participation 5 year U.S. Treasury Index + 4.572%, 6.95% (b)(c)(d)(e)(f)(g)	982,000	49,099
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(e)(f)(h)	2,960,000	148,000

TOTAL RUSSIA		197,099
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (b)(d)(f)	3,150,000	3,137,848
UNITED ARAB EMIRATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Emirates NBD Bank PJSC 6.25% (b)(d)(f)	3,580,000	3,705,511
TOTAL PREFERRED SECURITIES (Cost $65,203,655)		64,383,749

U.S. Treasury Obligations - 3.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12	6,190,000	4,325,262
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	14,357,000	11,973,514
US Treasury Bonds 3.625% 2/15/2053	3.92 to 5.06	14,989,000	12,135,235
US Treasury Notes 2.875% 5/15/2032 (l)(m)	2.91 to 2.95	10,848,000	10,228,477
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	9,396,000	9,378,383
US Treasury Notes 3.75% 5/31/2030	3.84	1,994,000	1,998,907
US Treasury Notes 4% 2/28/2030	3.40	4,819,000	4,880,367
US Treasury Notes 4.125% 3/31/2031	4.66	7,644,000	7,773,888
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	11,046,000	11,472,307
US Treasury Notes 4.625% 9/30/2030	5.00	3,851,000	4,001,731
TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,631,277)			78,168,071

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $177,707,568)	3.79	177,671,661	177,707,196

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $2,431,937,641)	2,373,605,792
NET OTHER ASSETS (LIABILITIES) - 1.5%	36,364,828
NET ASSETS - 100.0%	2,409,970,620

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	873	3/2026	98,021,531	(473,271)

The notional amount of long futures as a percentage of Net Assets is 4.1%.

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 44 Index	12/2030	ICE	(1%)	Quarterly	22,810,000	(28,642)	0	(28,642)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Monthly	1D TIIE(4)	Monthly	CME	8/2026	MXN	42,000,000	6,478	0	6,478

(1)Swaps with CME Group (CME) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
NGN	-	Nigerian Naira
RON	-	Romanian Leu
MXN	-	Mexican Peso
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Level 3 security.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $102,027,262 or 4.2% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,413,100,233 or 58.6% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Zero coupon bond which is issued at a discount.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $438,444.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,718,890.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	134,807,909	521,933,433	479,033,364	6,229,215	82	(864)	177,707,196	177,671,661	0.3%
Total	134,807,909	521,933,433	479,033,364	6,229,215	82	(864)	177,707,196

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Convertible Preferred Stocks
Materials	4,866,209	-	4,866,209	-

Foreign Government and Government Agency Obligations	1,077,924,053	-	1,077,924,053	-

Non-Convertible Corporate Bonds
Communication Services	85,708,552	-	85,708,552	-
Consumer Discretionary	36,762,327	-	36,762,327	-
Consumer Staples	25,336,796	-	25,336,796	-
Energy	341,846,531	-	341,846,531	-
Financials	80,494,510	-	80,494,510	-
Health Care	11,083,568	-	11,083,568	-
Industrials	57,516,947	-	57,516,947	-
Information Technology	1,213,175	-	1,213,175	-
Materials	220,609,958	-	219,683,558	926,400
Real Estate	22,737,663	-	22,737,663	-
Utilities	87,246,487	-	87,246,487	-

Preferred Securities
Communication Services	6,729,299	-	6,729,299	-
Consumer Staples	4,414,226	-	4,414,226	-
Financials	33,682,953	-	33,485,854	197,099
Information Technology	2,533,522	-	2,533,522	-
Materials	17,023,749	-	17,023,749	-

U.S. Treasury Obligations	78,168,071	-	78,168,071	-

Money Market Funds	177,707,196	177,707,196	-	-
Total Investments in Securities:	2,373,605,792	177,707,196	2,194,775,097	1,123,499
Derivative Instruments:

Assets
Swaps	6,478	-	6,478	-
Total Assets	6,478	-	6,478	-

Liabilities
Futures Contracts	(473,271)	(473,271)	-	-
Swaps	(28,642)	-	(28,642)	-
Total Liabilities	(501,913)	(473,271)	(28,642)	-
Total Derivative Instruments:	(495,435)	(473,271)	(22,164)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	-	(28,642)
Total Credit Risk	-	(28,642)
Interest Rate Risk
Futures Contracts (b)	-	(473,271)
Swaps (a)	6,478	-
Total Interest Rate Risk	6,478	(473,271)
Total Value of Derivatives	6,478	(501,913)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Emerging Markets Debt Central Fund
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,254,230,073)	$2,195,898,596
Fidelity Central Funds (cost $177,707,568)	177,707,196

Total Investment in Securities (cost $2,431,937,641)		$2,373,605,792
Cash		13,649
Foreign currency held at value (cost $232,883)		240,219
Interest receivable		35,953,019
Distributions receivable from Fidelity Central Funds		559,948
Total assets		2,410,372,627
Liabilities
Payable for daily variation margin on futures contracts	$313,734
Payable for daily variation margin on centrally cleared swaps	2,984
Deferred taxes	80,924
Other payables and accrued expenses	4,365
Total liabilities		402,007
Net Assets		$2,409,970,620
Net Assets consist of:
Paid in capital		$2,758,995,398
Total accumulated earnings (loss)		(349,024,778)
Net Assets		$2,409,970,620
Net Asset Value, offering price and redemption price per share ($2,409,970,620 ÷ 283,631,508 shares)		$8.50
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$4,586,077
Interest		137,690,286
Income from Fidelity Central Funds		6,229,215
Income before foreign taxes withheld		$148,505,578
Less foreign taxes withheld		(458,995)
Total income		148,046,583
Expenses
Custodian fees and expenses	$17,324
Independent trustees' fees and expenses	9,014
Legal	302,566
Miscellaneous	2
Total expenses before reductions	328,906
Expense reductions	(17,888)
Total expenses after reductions		311,018
Net Investment income (loss)		147,735,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,367,777)
Fidelity Central Funds	82
Foreign currency transactions	(401,983)
Futures contracts	2,907,016
Swaps	(153,773)
Total net realized gain (loss)		(15,016,435)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $80,924)	131,235,301
Fidelity Central Funds	(864)
Assets and liabilities in foreign currencies	21,209
Futures contracts	486,982
Swaps	(22,164)
Total change in net unrealized appreciation (depreciation)		131,720,464
Net gain (loss)		116,704,029
Net increase (decrease) in net assets resulting from operations		$264,439,594
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$147,735,565	$131,907,712
Net realized gain (loss)	(15,016,435)	(40,309,661)
Change in net unrealized appreciation (depreciation)	131,720,464	72,311,407
Net increase (decrease) in net assets resulting from operations	264,439,594	163,909,458
Distributions to shareholders	(137,929,464)	(122,136,191)

Affiliated share transactions
Proceeds from sales of shares	-	123,175,714
Reinvestment of distributions	137,929,464	121,715,427
Cost of shares redeemed	(82,772,413)	(197,812,477)

Net increase (decrease) in net assets resulting from share transactions	55,157,051	47,078,664
Total increase (decrease) in net assets	181,667,181	88,851,931

Net Assets
Beginning of period	2,228,303,439	2,139,451,508
End of period	$2,409,970,620	$2,228,303,439

Other Information
Shares
Sold	-	15,375,175
Issued in reinvestment of distributions	16,665,371	15,219,175
Redeemed	(10,156,971)	(25,159,613)
Net increase (decrease)	6,508,400	5,434,737

Financial Highlights
Fidelity® Emerging Markets Debt Central Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.04	$7.87	$7.54	$8.98	$9.37
Income from Investment Operations
Net investment income (loss) A,B	.529	.488	.507	.438	.437
Net realized and unrealized gain (loss)	.425	.133	.283	(1.468)	(.428)
Total from investment operations	.954	.621	.790	(1.030)	.009
Distributions from net investment income	(.494)	(.451)	(.460)	(.410)	(.399)
Total distributions	(.494)	(.451)	(.460)	(.410)	(.399)
Net asset value, end of period	$8.50	$8.04	$7.87	$7.54	$8.98
Total Return C	12.20%	8.07%	10.91%	(11.47)%	.11%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.01%	.01%	.02%	-% F	-% F
Expenses net of fee waivers, if any	.01%	.01%	.02%	-% F	-% F
Expenses net of all reductions, if any	.01%	.01%	.02%	-% F	-% F
Net investment income (loss)	6.42%	6.10%	6.72%	5.58%	4.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,409,971	$2,228,303	$2,139,452	$2,172,251	$2,751,450
Portfolio turnover rate G	20%	18% H	21%	22%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Emerging Markets Debt Local Currency Central Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 83.2%
		Principal Amount (a)	Value ($)
BRAZIL - 7.6%
Brazilian Federative Republic 10% 1/1/2027	BRL	33,000,000	5,831,547
Brazilian Federative Republic 10% 1/1/2029	BRL	23,000,000	3,887,550
Brazilian Federative Republic 10% 1/1/2031	BRL	16,500,000	2,648,673
Brazilian Federative Republic 10% 1/1/2033	BRL	18,500,000	2,850,345
Brazilian Federative Republic 10% 1/1/2035	BRL	18,750,000	2,808,113
Brazilian Federative Republic Treasury Bills 0% 1/1/2029 (d)	BRL	32,500,000	4,090,136
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (d)	BRL	41,250,000	4,556,342
Brazilian Federative Republic Treasury Bills 0% 1/1/2032 (d)	BRL	17,250,000	1,460,245
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (d)	BRL	61,750,000	10,540,732
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (d)	BRL	24,500,000	3,709,671
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (d)	BRL	29,250,000	3,922,825
TOTAL BRAZIL			46,306,179
CHILE - 1.9%
Chilean Republic 4.7% 9/1/2030 (b)(c)	CLP	2,260,000,000	2,462,458
Chilean Republic 5% 3/1/2035	CLP	4,820,000,000	5,218,804
Chilean Republic 5.3% 11/1/2037 (b)(c)	CLP	725,000,000	801,390
Chilean Republic 6% 1/1/2043	CLP	225,000,000	263,485
Chilean Republic 6% 4/1/2033 (b)(c)	CLP	2,635,000,000	3,038,698
TOTAL CHILE			11,784,835
CHINA - 4.7%
Peoples Republic of China 1.63% 10/25/2030	CNY	21,500,000	3,072,442
Peoples Republic of China 1.78% 9/15/2032	CNY	57,000,000	8,163,366
Peoples Republic of China 1.88% 4/25/2055	CNY	22,250,000	2,909,829
Peoples Republic of China 2.04% 11/25/2034	CNY	23,000,000	3,336,113
Peoples Republic of China 2.49% 5/25/2044	CNY	10,000,000	1,461,672
Peoples Republic of China 2.57% 5/20/2054	CNY	9,250,000	1,379,007
Peoples Republic of China 2.68% 5/21/2030	CNY	16,250,000	2,431,309
Peoples Republic of China 2.88% 2/25/2033	CNY	19,750,000	3,045,117
Peoples Republic of China 3.12% 10/25/2052	CNY	12,000,000	1,972,839
Peoples Republic of China 3.81% 9/14/2050	CNY	5,050,000	915,279
TOTAL CHINA			28,686,973
COLOMBIA - 3.6%
Colombian Republic 11% 8/22/2029	COP	3,500,000,000	872,945
Colombian Republic 11.5% 7/25/2046	COP	7,500,000,000	1,761,402
Colombian Republic 12.75% 11/28/2040	COP	7,250,000,000	1,877,215
Colombian Republic 13.25% 2/9/2033	COP	5,250,000,000	1,403,536
Colombian Republic 5.75% 11/3/2027	COP	12,500,000,000	2,989,440
Colombian Republic 6% 4/28/2028	COP	18,350,000,000	4,235,181
Colombian Republic 7% 3/26/2031	COP	3,250,000,000	671,858
Colombian Republic 7% 6/30/2032	COP	11,800,000,000	2,325,534
Colombian Republic 7.25% 10/18/2034	COP	17,050,000,000	3,212,994
Colombian Republic 7.25% 10/26/2050	COP	8,450,000,000	1,306,465
Colombian Republic 9.25% 5/28/2042	COP	6,925,000,000	1,386,904
TOTAL COLOMBIA			22,043,474
CZECH REPUBLIC - 4.2%
Czech Republic 0.95% 5/15/2030 (c)	CZK	130,750,000	5,601,875
Czech Republic 1.2% 3/13/2031	CZK	174,380,000	7,356,841
Czech Republic 1.5% 4/24/2040	CZK	12,000,000	383,789
Czech Republic 1.95% 7/30/2037	CZK	32,500,000	1,194,244
Czech Republic 2% 10/13/2033	CZK	53,000,000	2,168,498
Czech Republic 2.5% 8/25/2028 (c)	CZK	30,750,000	1,450,507
Czech Republic 2.75% 7/23/2029	CZK	77,000,000	3,603,754
Czech Republic 3.5% 5/30/2035	CZK	16,000,000	718,178
Czech Republic 4.5% 11/11/2032	CZK	27,250,000	1,338,895
Czech Republic 5.5% 12/12/2028	CZK	37,500,000	1,909,883
TOTAL CZECH REPUBLIC			25,726,464
DOMINICAN REPUBLIC - 0.3%
Dominican Republic Bond 10.75% 6/1/2036 (c)	DOP	54,800,000	944,086
Dominican Republic Bond 13.625% 2/3/2033 (b)	DOP	17,000,000	325,415
Dominican Republic Bond 9.75% 6/5/2026 (c)	DOP	40,000,000	633,524
TOTAL DOMINICAN REPUBLIC			1,903,025
EGYPT - 0.7%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	7,000,000	128,025
Arab Republic of Egypt 16.1% 5/7/2029	EGP	2,500,000	46,190
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (d)	EGP	55,000,000	1,115,958
Arab Republic of Egypt Treasury Bills 0% 2/24/2026 (d)	EGP	84,000,000	1,696,510
Arab Republic of Egypt Treasury Bills 0% 2/3/2026 (d)	EGP	54,000,000	1,105,908
TOTAL EGYPT			4,092,591
HUNGARY - 2.4%
Hungary Government 2% 5/23/2029	HUF	755,000,000	2,015,409
Hungary Government 2.25% 4/20/2033	HUF	575,000,000	1,320,837
Hungary Government 2.25% 6/22/2034	HUF	125,000,000	273,697
Hungary Government 3% 10/27/2038	HUF	515,000,000	1,042,231
Hungary Government 4.75% 11/24/2032	HUF	815,000,000	2,240,970
Hungary Government 6.75% 10/22/2028	HUF	2,149,250,000	6,649,572
Hungary Government 7% 10/24/2035	HUF	400,000,000	1,239,177
TOTAL HUNGARY			14,781,893
INDIA - 7.4%
Republic of India 6.33% 5/5/2035	INR	125,000,000	1,362,070
Republic of India 6.54% 1/17/2032	INR	280,000,000	3,111,630
Republic of India 6.67% 12/17/2050	INR	362,000,000	3,747,418
Republic of India 6.79% 10/7/2034	INR	774,750,000	8,699,021
Republic of India 7.1% 4/8/2034	INR	115,000,000	1,314,396
Republic of India 7.17% 4/17/2030	INR	336,500,000	3,846,841
Republic of India 7.18% 7/24/2037	INR	743,000,000	8,472,252
Republic of India 7.18% 8/14/2033	INR	120,000,000	1,377,864
Republic of India 7.26% 8/22/2032	INR	306,000,000	3,520,403
Republic of India 7.3% 6/19/2053	INR	491,500,000	5,474,264
Republic of India 7.32% 11/13/2030	INR	241,000,000	2,781,863
Republic of India 7.38% 6/20/2027	INR	100,000,000	1,139,292
TOTAL INDIA			44,847,314
INDONESIA - 9.1%
Indonesia Government 5.125% 4/15/2027	IDR	25,000,000,000	1,502,587
Indonesia Government 6.375% 4/15/2032	IDR	108,000,000,000	6,630,909
Indonesia Government 6.5% 2/15/2031	IDR	77,250,000,000	4,796,588
Indonesia Government 6.5% 7/15/2030	IDR	49,750,000,000	3,097,408
Indonesia Government 6.625% 2/15/2034	IDR	62,250,000,000	3,865,364
Indonesia Government 6.75% 7/15/2035	IDR	77,300,000,000	4,865,427
Indonesia Government 6.875% 4/15/2029	IDR	51,000,000,000	3,199,099
Indonesia Government 7% 9/15/2030	IDR	43,000,000,000	2,719,957
Indonesia Government 7.125% 6/15/2038	IDR	46,500,000,000	2,978,641
Indonesia Government 7.125% 6/15/2042	IDR	32,000,000,000	2,041,763
Indonesia Government 7.125% 6/15/2043	IDR	14,100,000,000	895,965
Indonesia Government 7.125% 8/15/2040	IDR	68,004,000,000	4,355,561
Indonesia Government 7.5% 4/15/2040	IDR	32,700,000,000	2,147,316
Indonesia Government 7.5% 8/15/2032	IDR	43,000,000,000	2,786,272
Indonesia Government 8.25% 5/15/2029	IDR	67,500,000,000	4,406,546
Indonesia Government 8.25% 5/15/2036	IDR	15,750,000,000	1,091,865
Indonesia Government 8.375% 3/15/2034	IDR	33,300,000,000	2,280,042
Indonesia Government 8.375% 4/15/2039	IDR	19,750,000,000	1,387,289
TOTAL INDONESIA			55,048,599
MALAYSIA - 4.8%
Malaysia Government 3.582% 7/15/2032	MYR	5,500,000	1,371,828
Malaysia Government 3.757% 5/22/2040	MYR	13,750,000	3,363,074
Malaysia Government 3.828% 7/5/2034	MYR	15,650,000	3,938,995
Malaysia Government 4.054% 4/18/2039	MYR	4,500,000	1,140,813
Malaysia Government 4.065% 6/15/2050	MYR	7,250,000	1,807,498
Malaysia Government 4.18% 5/16/2044	MYR	12,250,000	3,145,032
Malaysia Government 4.457% 3/31/2053	MYR	3,250,000	857,994
Malaysia Government 4.642% 11/7/2033	MYR	19,500,000	5,189,125
Malaysia Government 4.696% 10/15/2042	MYR	14,100,000	3,825,520
Malaysia Government 4.736% 3/15/2046	MYR	3,250,000	888,068
Malaysia Government 4.762% 4/7/2037	MYR	8,250,000	2,229,177
Malaysia Government 4.893% 6/8/2038	MYR	4,000,000	1,095,071
TOTAL MALAYSIA			28,852,195
MEXICO - 9.7%
United Mexican States 10% 11/20/2036	MXN	5,000,000	295,380
United Mexican States 7% 9/3/2026	MXN	27,500,000	1,525,003
United Mexican States 7.5% 5/26/2033	MXN	102,400,000	5,291,178
United Mexican States 7.5% 6/3/2027	MXN	161,850,000	8,982,372
United Mexican States 7.75% 11/13/2042	MXN	182,350,000	8,651,613
United Mexican States 7.75% 11/23/2034	MXN	178,500,000	9,194,522
United Mexican States 8% 7/31/2053	MXN	113,200,000	5,351,596
United Mexican States 8.5% 11/18/2038	MXN	16,000,000	831,693
United Mexican States 8.5% 2/28/2030	MXN	66,250,000	3,689,370
United Mexican States 8.5% 5/31/2029	MXN	265,000,000	14,849,308
TOTAL MEXICO			58,662,035
PERU - 2.1%
Peruvian Republic 5.35% 8/12/2040	PEN	1,850,000	488,587
Peruvian Republic 5.4% 8/12/2034	PEN	5,350,000	1,586,866
Peruvian Republic 6.15% 8/12/2032	PEN	13,500,000	4,322,192
Peruvian Republic 6.85% 8/12/2035 (b)(c)	PEN	6,000,000	1,922,696
Peruvian Republic 6.9% 8/12/2037	PEN	3,750,000	1,167,782
Peruvian Republic 6.95% 8/12/2031	PEN	1,750,000	578,154
Peruvian Republic 7.3% 8/12/2033 (b)(c)	PEN	1,500,000	508,686
Peruvian Republic 7.6% 8/12/2039 (b)(c)	PEN	6,500,000	2,107,457
TOTAL PERU			12,682,420
POLAND - 4.7%
Republic of Poland 1.25% 10/25/2030	PLN	26,050,000	6,267,456
Republic of Poland 1.75% 4/25/2032	PLN	30,000,000	7,035,000
Republic of Poland 4.5% 7/25/2030	PLN	8,500,000	2,372,080
Republic of Poland 5% 1/25/2030	PLN	13,500,000	3,848,506
Republic of Poland 5% 10/25/2034	PLN	15,000,000	4,162,396
Republic of Poland 5% 10/25/2035	PLN	2,500,000	687,856
Republic of Poland 6% 10/25/2033	PLN	13,500,000	4,022,314
TOTAL POLAND			28,395,608
ROMANIA - 4.7%
Romanian Republic 3.25% 6/24/2026	RON	8,000,000	1,822,043
Romanian Republic 3.65% 9/24/2031	RON	3,000,000	594,436
Romanian Republic 4.25% 4/28/2036	RON	2,000,000	376,297
Romanian Republic 4.75% 10/11/2034	RON	4,500,000	901,412
Romanian Republic 4.85% 7/25/2029	RON	14,500,000	3,154,097
Romanian Republic 5% 2/12/2029	RON	24,750,000	5,456,003
Romanian Republic 5.8% 7/26/2027	RON	3,750,000	857,820
Romanian Republic 6.7% 2/25/2032	RON	3,250,000	744,831
Romanian Republic 6.85% 7/29/2030	RON	17,250,000	4,003,995
Romanian Republic 7.2% 10/30/2033	RON	14,750,000	3,489,142
Romanian Republic 7.2% 5/31/2027	RON	23,000,000	5,363,333
Romanian Republic 7.5% 7/27/2033	RON	6,250,000	1,501,130
TOTAL ROMANIA			28,264,539
SOUTH AFRICA - 7.2%
South African Republic 11.625% 3/31/2053	ZAR	14,000,000	1,071,947
South African Republic 6.25% 3/31/2036	ZAR	38,500,000	1,986,322
South African Republic 6.5% 2/28/2041	ZAR	96,500,000	4,632,407
South African Republic 7% 2/28/2031	ZAR	73,250,000	4,324,608
South African Republic 8% 1/31/2030	ZAR	39,250,000	2,422,836
South African Republic 8.25% 3/31/2032	ZAR	53,000,000	3,282,309
South African Republic 8.5% 1/31/2037	ZAR	122,000,000	7,318,683
South African Republic 8.75% 2/28/2048	ZAR	119,500,000	6,956,076
South African Republic 8.875% 2/28/2035	ZAR	182,250,000	11,472,330
TOTAL SOUTH AFRICA			43,467,518
THAILAND - 4.5%
Kingdom of Thailand 1.585% 12/17/2035	THB	74,000,000	2,317,645
Kingdom of Thailand 1.6% 6/17/2035	THB	174,500,000	5,493,662
Kingdom of Thailand 2% 6/17/2042	THB	70,500,000	2,168,978
Kingdom of Thailand 2.41% 3/17/2035	THB	45,000,000	1,518,181
Kingdom of Thailand 2.7% 6/17/2040	THB	60,000,000	2,066,198
Kingdom of Thailand 2.8% 6/17/2034	THB	44,750,000	1,551,399
Kingdom of Thailand 2.875% 6/17/2046	THB	9,200,000	314,760
Kingdom of Thailand 3.3% 6/17/2038	THB	109,500,000	3,979,152
Kingdom of Thailand 3.35% 6/17/2033	THB	24,900,000	891,922
Kingdom of Thailand 3.39% 6/17/2037	THB	45,000,000	1,658,166
Kingdom of Thailand 3.45% 6/17/2043	THB	152,600,000	5,646,658
TOTAL THAILAND			27,606,721
TURKEY - 2.8%
Turkish Republic 10.5% 8/11/2027	TRY	15,250,000	257,344
Turkish Republic 17.3% 7/19/2028	TRY	25,000,000	442,627
Turkish Republic 17.8% 7/13/2033	TRY	18,000,000	294,971
Turkish Republic 26.2% 10/5/2033	TRY	67,000,000	1,507,703
Turkish Republic 30% 9/12/2029	TRY	64,750,000	1,470,271
Turkish Republic 31.08% 11/8/2028	TRY	52,250,000	1,204,695
Turkish Republic 32.6% 2/10/2027	TRY	50,000,000	1,142,771
Turkish Republic 36% 8/12/2026	TRY	351,270,000	8,220,743
Turkish Republic 37.84% 7/14/2027	TRY	105,750,000	2,557,395
TOTAL TURKEY			17,098,520
URUGUAY - 0.7%
Uruguay Republic 8.25% 5/21/2031	UYU	6,500,000	171,320
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	104,825,000	2,734,831
Uruguay Republic 9.75% 7/20/2033	UYU	41,930,820	1,206,095
TOTAL URUGUAY			4,112,246
UZBEKISTAN - 0.1%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	10,270,000,000	898,248
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $487,023,586)			505,261,397

Non-Convertible Corporate Bonds - 2.1%
		Principal Amount (a)	Value ($)
GEORGIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of Georgia JSC 11.5% 11/17/2028 (b)	GEL	3,250,000	1,224,404
MULTI-NATIONAL - 1.9%
Financials - 1.9%
Banks - 1.6%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	150,500,000	1,690,232
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	440,500,000	4,853,260
Inter-American Development Bank 5.1% 11/17/2026	IDR	5,000,000,000	299,430
Inter-American Development Bank 7% 1/25/2029	INR	105,000,000	1,173,097
Inter-American Development Bank 7.35% 10/6/2030	INR	115,000,000	1,309,558
			9,325,577
Financial Services - 0.3%
International Bank for Reconstruction & Development 10% 9/16/2026	KZT	350,000,000	658,163
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	115,500,000	1,298,286
			1,956,449
TOTAL MULTI-NATIONAL			11,282,026
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $12,938,056)			12,506,430

U.S. Treasury Obligations - 0.5%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (Cost $2,986,709)	3.83	3,000,000	2,987,736

Money Market Funds - 12.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $74,236,254)	3.79	74,219,455	74,234,299

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $577,184,605)	594,989,862
NET OTHER ASSETS (LIABILITIES) - 2.0%	12,398,957
NET ASSETS - 100.0%	607,388,819

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	51,807,000	USD	9,577,040	Bank of America NA	2/2026	(212,398)
BRL	8,229,000	USD	1,514,912	Citibank NA	2/2026	(27,436)
BRL	36,919,000	USD	6,766,307	State Street Bank & Trust Co	2/2026	(92,822)
CAD	2,094,000	USD	1,518,546	Goldman Sachs Bank USA	2/2026	9,707
CLP	1,732,786,000	USD	1,864,213	Goldman Sachs Bank USA	2/2026	62,292
CLP	1,619,019,000	USD	1,710,225	State Street Bank & Trust Co	2/2026	89,794
CNY	84,550,000	USD	11,995,290	Bank of America NA	2/2026	115,842
CNY	171,396,000	USD	24,285,654	Citibank NA	2/2026	265,494
COP	4,378,200,000	USD	1,146,126	Bank of America NA	2/2026	(7,982)
COP	17,083,600,000	USD	4,519,471	Bank of America NA	2/2026	(78,469)
CZK	49,009,000	USD	2,341,220	Bank of America NA	2/2026	44,253
CZK	17,128,000	USD	818,979	Canadian Imperial Bank of Commerce	2/2026	14,712
CZK	32,091,000	USD	1,542,814	JPMorgan Chase Bank NA	2/2026	19,189
EUR	6,261,000	USD	7,276,972	Bank of America NA	2/2026	94,343
EUR	1,278,000	USD	1,494,966	Brown Brothers Harriman & Co.	2/2026	9,672
EUR	1,332,000	USD	1,569,265	State Street Bank & Trust Co	2/2026	(1,051)
GBP	1,144,000	USD	1,525,187	Canadian Imperial Bank of Commerce	2/2026	16,767
HUF	1,004,693,000	USD	3,022,219	Citibank NA	2/2026	41,785
HUF	163,216,000	USD	494,174	Goldman Sachs Bank USA	2/2026	3,585
IDR	185,093,100,000	USD	11,083,419	Bank of America NA	2/2026	11,987
IDR	33,880,400,000	USD	2,022,348	Goldman Sachs Bank USA	2/2026	8,612
INR	726,500,000	USD	8,173,179	BNP Paribas SA	2/2026	(113,844)
INR	71,244,000	USD	799,551	Royal Bank of Canada	2/2026	(9,215)
INR	79,000,000	USD	888,239	State Street Bank & Trust Co	2/2026	(11,863)
KRW	5,189,112,000	USD	3,579,439	Bank of America NA	2/2026	26,081
KRW	4,332,100,000	USD	2,982,513	Goldman Sachs Bank USA	2/2026	27,534
KZT	965,781,000	USD	1,791,469	Citibank NA	2/2026	85,033
KZT	310,438,000	USD	575,973	Citibank NA	2/2026	27,204
MXN	27,143,000	USD	1,499,317	BNP Paribas SA	2/2026	2,382
MXN	40,657,000	USD	2,192,166	Bank of America NA	2/2026	57,201
MXN	14,519,000	USD	777,487	Royal Bank of Canada	2/2026	25,783
MYR	16,542,000	USD	4,022,077	Goldman Sachs Bank USA	2/2026	58,639
MYR	14,482,000	USD	3,535,645	Goldman Sachs Bank USA	2/2026	36,895
MYR	4,811,000	USD	1,163,061	Goldman Sachs Bank USA	2/2026	23,757
MYR	3,305,140	USD	803,388	Goldman Sachs Bank USA	2/2026	11,951
MYR	11,350,000	USD	2,752,850	Goldman Sachs Bank USA	2/2026	47,062
MYR	34,249,000	USD	8,262,726	Goldman Sachs Bank USA	2/2026	186,099
MYR	10,376,000	USD	2,505,191	Goldman Sachs Bank USA	2/2026	54,446
MYR	11,312,000	USD	2,745,631	Royal Bank of Canada	2/2026	44,906
MYR	12,844,000	USD	3,117,324	Royal Bank of Canada	2/2026	51,139
MYR	6,258,000	USD	1,522,998	State Street Bank & Trust Co	2/2026	20,777
MYR	12,375,000	USD	2,987,687	State Street Bank & Trust Co	2/2026	65,080
PEN	1,606,000	USD	476,997	Royal Bank of Canada	2/2026	130
PHP	71,574,000	USD	1,222,234	JPMorgan Chase Bank NA	2/2026	(7,720)
PLN	4,320,000	USD	1,179,651	Bank of America NA	2/2026	23,396
PLN	3,981,000	USD	1,109,161	Canadian Imperial Bank of Commerce	2/2026	(521)
PLN	11,670,000	USD	3,214,525	Canadian Imperial Bank of Commerce	2/2026	35,371
PLN	16,368,000	USD	4,562,165	Canadian Imperial Bank of Commerce	2/2026	(3,955)
PLN	5,572,000	USD	1,555,217	Citibank NA	2/2026	(3,510)
PLN	12,045,000	USD	3,313,501	Goldman Sachs Bank USA	2/2026	40,827
PLN	4,062,000	USD	1,112,569	Goldman Sachs Bank USA	2/2026	18,629
PLN	4,960,000	USD	1,359,954	State Street Bank & Trust Co	2/2026	21,321
RON	26,447,000	USD	5,995,308	Bank of America NA	2/2026	93,510
RON	22,024,000	USD	4,989,128	Goldman Sachs Bank USA	2/2026	81,395
THB	117,685,000	USD	3,647,444	JPMorgan Chase Bank NA	2/2026	83,346
THB	556,155,000	USD	17,277,260	JPMorgan Chase Bank NA	2/2026	353,683
THB	42,815,000	USD	1,343,523	JPMorgan Chase Bank NA	2/2026	13,777
THB	28,300,000	USD	914,775	JPMorgan Chase Bank NA	2/2026	(17,622)
THB	58,315,000	USD	1,843,694	JPMorgan Chase Bank NA	2/2026	4,979
USD	3,065,106	BRL	17,147,000	BNP Paribas SA	2/2026	(34,389)
USD	6,031,222	BRL	32,492,000	BNP Paribas SA	2/2026	157,962
USD	858,135	BRL	4,720,000	BNP Paribas SA	2/2026	4,947
USD	6,336,383	BRL	34,283,000	Bank of America NA	2/2026	139,382
USD	1,632,071	BRL	8,814,000	Goldman Sachs Bank USA	2/2026	38,851
USD	1,508,286	BRL	8,282,000	State Street Bank & Trust Co	2/2026	11,230
USD	1,121,547	BRL	6,233,000	State Street Bank & Trust Co	2/2026	(5,131)
USD	1,497,595	CAD	2,094,000	Brown Brothers Harriman & Co.	2/2026	(30,657)
USD	1,080,850	CLP	1,011,838,000	Bank of America NA	2/2026	(44,107)
USD	2,519,290	CLP	2,339,967,000	State Street Bank & Trust Co	2/2026	(82,276)
USD	2,980,418	CNY	20,976,000	BNP Paribas SA	2/2026	(24,232)
USD	2,165,096	CNY	15,240,000	BNP Paribas SA	2/2026	(17,916)
USD	2,913,636	CNY	20,512,000	Bank of America NA	2/2026	(24,548)
USD	6,470,630	CNY	45,326,000	Citibank NA	2/2026	(21,968)
USD	7,292,301	CNY	51,480,000	Goldman Sachs Bank USA	2/2026	(81,809)
USD	918,281	COP	3,526,200,000	Bank of America NA	2/2026	1,621
USD	4,739,852	COP	17,935,600,000	Citibank NA	2/2026	77,367
USD	941,141	CZK	19,579,000	Bank of America NA	2/2026	(11,852)
USD	2,337,406	CZK	49,009,000	Canadian Imperial Bank of Commerce	2/2026	(48,068)
USD	1,425,587	CZK	29,640,000	Citibank NA	2/2026	(17,117)
USD	7,287,575	EUR	6,261,000	JPMorgan Chase Bank NA	2/2026	(83,740)
USD	9,014,985	EUR	7,753,000	JPMorgan Chase Bank NA	2/2026	(112,920)
USD	1,496,348	GBP	1,144,000	Bank of America NA	2/2026	(45,607)
USD	445,714	HUF	149,084,000	Goldman Sachs Bank USA	2/2026	(8,946)
USD	3,056,830	HUF	1,018,825,000	Goldman Sachs Bank USA	2/2026	(50,272)
USD	1,296,165	IDR	21,636,200,000	BNP Paribas SA	2/2026	(817)
USD	3,684,386	IDR	61,798,200,000	Royal Bank of Canada	2/2026	(20,107)
USD	2,356,149	IDR	39,621,000,000	Royal Bank of Canada	2/2026	(18,932)
USD	4,394,931	IDR	73,870,000,000	State Street Bank & Trust Co	2/2026	(33,206)
USD	1,001,076	INR	91,339,000	Bank of America NA	2/2026	(12,181)
USD	3,029,015	INR	271,218,000	Bank of America NA	2/2026	20,293
USD	1,620,256	INR	146,335,000	Goldman Sachs Bank USA	2/2026	(3,093)
USD	1,497,672	INR	134,106,000	Goldman Sachs Bank USA	2/2026	9,984
USD	3,645,268	INR	325,085,000	State Street Bank & Trust Co	2/2026	38,979
USD	4,683,483	KRW	6,799,200,000	BNP Paribas SA	2/2026	(40,764)
USD	3,386,052	KRW	4,930,600,000	Bank of America NA	2/2026	(39,847)
USD	1,614,722	KZT	843,692,000	Bank of America NA	2/2026	(24,563)
USD	2,974,415	MXN	55,176,000	State Street Bank & Trust Co	2/2026	(78,221)
USD	1,441,815	MYR	5,941,000	Goldman Sachs Bank USA	2/2026	(23,760)
USD	474,727	PEN	1,606,000	Bank of America NA	2/2026	(2,401)
USD	1,207,185	PHP	71,574,000	State Street Bank & Trust Co	2/2026	(7,328)
USD	5,990,193	RON	26,447,000	Bank of America NA	2/2026	(98,625)
USD	930,802	RON	4,099,000	Goldman Sachs Bank USA	2/2026	(12,899)
USD	1,782,001	RON	7,863,000	JPMorgan Chase Bank NA	2/2026	(28,275)
USD	1,441,230	THB	46,594,000	JPMorgan Chase Bank NA	2/2026	(35,869)
USD	378,894	ZAR	6,611,000	Bank of America NA	2/2026	(19,239)
USD	2,181,490	ZAR	37,813,000	Goldman Sachs Bank USA	2/2026	(95,714)
USD	917,406	ZAR	15,754,000	Royal Bank of Canada	2/2026	(31,344)
ZAR	44,424,000	USD	2,576,798	Bank of America NA	2/2026	98,538
ZAR	15,754,000	USD	915,038	Canadian Imperial Bank of Commerce	2/2026	33,711

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,102,084
Unrealized Appreciation						3,063,232
Unrealized Depreciation						(1,961,148)

Currency Abbreviations
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
GEL	-	Georgia Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
THB	-	Thai Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,391,204 or 2.0% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $24,794,688 or 4.1% of net assets.

(d)	Zero coupon bond which is issued at a discount.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	37,039,861	378,586,526	341,391,047	1,487,267	914	(1,955)	74,234,299	74,219,455	0.1%
Total	37,039,861	378,586,526	341,391,047	1,487,267	914	(1,955)	74,234,299

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	505,261,397	-	505,261,397	-

Non-Convertible Corporate Bonds
Financials	12,506,430	-	12,506,430	-

U.S. Treasury Obligations	2,987,736	-	2,987,736	-

Money Market Funds	74,234,299	74,234,299	-	-
Total Investments in Securities:	594,989,862	74,234,299	520,755,563	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	3,063,232	-	3,063,232	-
Total Assets	3,063,232	-	3,063,232	-

Liabilities
Forward Foreign Currency Contracts	(1,961,148)	-	(1,961,148)	-
Total Liabilities	(1,961,148)	-	(1,961,148)	-
Total Derivative Instruments:	1,102,084	-	1,102,084	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	3,063,232	(1,961,148)
Total Foreign Exchange Risk	3,063,232	(1,961,148)
Total Value of Derivatives	3,063,232	(1,961,148)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
Fidelity® Emerging Markets Debt Local Currency Central Fund
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $502,948,351)	$520,755,563
Fidelity Central Funds (cost $74,236,254)	74,234,299

Total Investment in Securities (cost $577,184,605)		$594,989,862
Foreign currency held at value (cost $363,669)		327,736
Unrealized appreciation on forward foreign currency contracts		3,063,232
Interest receivable		10,897,453
Distributions receivable from Fidelity Central Funds		211,000
Other receivables		29,683
Total assets		609,518,966
Liabilities
Unrealized depreciation on forward foreign currency contracts	$1,961,148
Deferred taxes	156,424
Other payables and accrued expenses	12,575
Total liabilities		2,130,147
Net Assets		$607,388,819
Net Assets consist of:
Paid in capital		$600,954,395
Total accumulated earnings (loss)		6,434,424
Net Assets		$607,388,819
Net Asset Value, offering price and redemption price per share ($607,388,819 ÷ 6,523,088 shares)		$93.11
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$27,835,683
Income from Fidelity Central Funds		1,487,267
Income before foreign taxes withheld		$29,322,950
Less foreign taxes withheld		(556,513)
Total income		28,766,437
Expenses
Custodian fees and expenses	$58,994
Independent trustees' fees and expenses	1,395
Total expenses before reductions	60,389
Expense reductions	(5,896)
Total expenses after reductions		54,493
Net Investment income (loss)		28,711,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $162,149)	2,523,330
Fidelity Central Funds	914
Forward foreign currency contracts	763,018
Foreign currency transactions	(689,296)
Total net realized gain (loss)		2,597,966
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $138,304)	30,174,004
Fidelity Central Funds	(1,955)
Forward foreign currency contracts	1,249,245
Assets and liabilities in foreign currencies	216,796
Total change in net unrealized appreciation (depreciation)		31,638,090
Net gain (loss)		34,236,056
Net increase (decrease) in net assets resulting from operations		$62,948,000
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,711,944	$19,514,138
Net realized gain (loss)	2,597,966	(4,026,501)
Change in net unrealized appreciation (depreciation)	31,638,090	(22,758,707)
Net increase (decrease) in net assets resulting from operations	62,948,000	(7,271,070)
Distributions to shareholders	(28,867,553)	(19,417,582)
Distributions to shareholders from tax return of capital	-	(37,131)

Total Distributions	(28,867,553)	(19,454,713)
Affiliated share transactions
Proceeds from sales of shares	281,816,838	53,164
Reinvestment of distributions	28,867,553	19,454,713
Cost of shares redeemed	-	(28,170,821)

Net increase (decrease) in net assets resulting from share transactions	310,684,391	(8,662,944)
Total increase (decrease) in net assets	344,764,838	(35,388,727)

Net Assets
Beginning of period	262,623,981	298,012,708
End of period	$607,388,819	$262,623,981

Other Information
Shares
Sold	3,012,068	611
Issued in reinvestment of distributions	314,347	229,094
Redeemed	-	(323,542)
Net increase (decrease)	3,326,415	(93,837)

Financial Highlights
Fidelity® Emerging Markets Debt Local Currency Central Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$82.16	$90.57	$85.12	$93.30	$108.21
Income from Investment Operations
Net investment income (loss) A,B	6.619	6.240	6.097	4.389	4.478
Net realized and unrealized gain (loss)	8.978	(8.316)	4.973	(11.606)	(13.557)
Total from investment operations	15.597	(2.076)	11.070	(7.217)	(9.079)
Distributions from net investment income	(4.647)	(6.322)	(5.620)	(.963)	(5.726)
Distributions from net realized gain	-	-	-	-	(.105)
Distributions from tax return of capital	-	(.012)	-	-	-
Total distributions	(4.647)	(6.334)	(5.620)	(.963)	(5.831)
Net asset value, end of period	$93.11	$82.16	$90.57	$85.12	$93.30
Total Return C	19.06%	(2.42)%	13.23%	(7.82)%	(8.48)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.02%	.02%	.02%	.02%	.03%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.03%
Expenses net of all reductions, if any	.01%	.02%	.02%	.02%	.03%
Net investment income (loss)	7.26%	7.06%	6.80%	5.21%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$607,389	$262,624	$298,013	$86,808	$94,140
Portfolio turnover rate F	55%	55%	63%	60%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the Funds) are funds of Fidelity Hanover Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Emerging Markets Debt Local Currency Central Fund is a non-diversified fund. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fidelity Emerging Markets Debt Local Currency Central Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, certain foreign taxes, defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Debt Central Fund	2,394,736,579	134,678,473	(155,825,768)	(21,147,295)
Fidelity Emerging Markets Debt Local Currency Central Fund	576,424,950	21,716,698	(10,664,485)	11,052,213

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Emerging Markets Debt Central Fund	1,248,790	(329,047,580)	(21,145,121)
Fidelity Emerging Markets Debt Local Currency Central Fund	3,392,318	(7,854,201)	11,052,730

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Debt Central Fund	(56,405,507)	(272,642,073)	(329,047,580)
Fidelity Emerging Markets Debt Local Currency Central Fund	(2,321,266)	(5,532,935)	(7,854,201)

The tax character of distributions paid was as follows:

December 31, 2025
Ordinary Income ($)
Fidelity Emerging Markets Debt Central Fund	137,929,464
Fidelity Emerging Markets Debt Local Currency Central Fund	28,867,553

December 31, 2024
	Ordinary Income ($)	Tax Return of Capital ($)	Total ($)
Fidelity Emerging Markets Debt Central Fund	122,136,191	-	122,136,191
Fidelity Emerging Markets Debt Local Currency Central Fund	19,417,582	37,131	19,454,713

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Emerging Markets Debt Central Fund
Credit Risk
Swaps	(22,200)	(28,642)
Total Credit Risk	(22,200)	(28,642)
Interest Rate Risk
Futures Contracts	2,907,016	486,982
Swaps	(131,573)	6,478
Total Interest Rate Risk	2,775,443	493,460
Totals	2,753,243	464,818

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Emerging Markets Debt Local Currency Central Fund	169,745,359

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Debt Central Fund	423,105,984	420,211,960
Fidelity Emerging Markets Debt Local Currency Central Fund	422,962,242	184,279,329
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's expense contract, the investment adviser pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Emerging Markets Debt Central Fund	11,140,913	(4,517,554)	86,899,124
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Debt Central Fund	17,888
Fidelity Emerging Markets Debt Local Currency Central Fund	5,896
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
9. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hanover Street Trust and Shareholders of Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (two of the funds constituting Fidelity Hanover Street Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the relevant ethical requirements relating to our audits, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Emerging Markets Debt Central Fund	$137,929,464
Fidelity Emerging Markets Debt Local Currency Central Fund	$28,635,419

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.926205.114
EMC-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026